Quarterly Holdings Report
for
Fidelity® Large Cap Stock K6 Fund
July 31, 2024
LCSK6-NPRT1-0924
1.9883968.107
Common Stocks - 95.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.6%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (a)	2,301	80,251
Entertainment - 0.7%
The Walt Disney Co.	2,244	210,240
Universal Music Group NV	6,450	153,668
		363,908
Interactive Media & Services - 7.1%
Alphabet, Inc.:
Class A	6,438	1,104,375
Class C	5,369	929,642
Match Group, Inc. (b)	4,475	170,677
Meta Platforms, Inc. Class A	3,158	1,499,513
Reddit, Inc. Class B	200	12,170
Snap, Inc. Class A (b)	12,210	162,637
		3,879,014
Media - 1.7%
Charter Communications, Inc. Class A (b)	61	23,163
Comcast Corp. Class A	19,326	797,584
Interpublic Group of Companies, Inc.	4,319	138,942
		959,689
TOTAL COMMUNICATION SERVICES		5,282,862
CONSUMER DISCRETIONARY - 3.0%
Automobiles - 0.1%
Rivian Automotive, Inc. (b)	2,900	47,589
Broadline Retail - 0.1%
Amazon.com, Inc. (b)	342	63,947
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings, Inc.	144	534,961
Expedia Group, Inc. (b)	576	73,538
Marriott International, Inc. Class A	563	127,970
Starbucks Corp.	1,162	90,578
		827,047
Household Durables - 0.3%
Mohawk Industries, Inc. (b)	671	108,078
Sony Group Corp. sponsored ADR	254	22,502
Whirlpool Corp.	374	38,137
		168,717
Specialty Retail - 1.0%
JD Sports Fashion PLC	34,300	58,028
Lowe's Companies, Inc.	1,622	398,217
RH (b)	265	76,871
		533,116
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. Class B	412	30,842
TOTAL CONSUMER DISCRETIONARY		1,671,258
CONSUMER STAPLES - 4.7%
Beverages - 1.7%
Diageo PLC sponsored ADR	1,278	159,431
Keurig Dr. Pepper, Inc.	10,807	370,464
Pernod Ricard SA	355	47,641
The Coca-Cola Co.	5,574	372,009
		949,545
Consumer Staples Distribution & Retail - 1.3%
Performance Food Group Co. (b)	1,198	82,662
Sysco Corp.	2,477	189,862
Target Corp.	949	142,739
U.S. Foods Holding Corp. (b)	1,439	78,267
Walmart, Inc.	3,149	216,147
		709,677
Food Products - 0.0%
Lamb Weston Holdings, Inc.	300	18,006
Personal Care Products - 1.4%
Estee Lauder Companies, Inc. Class A	880	87,657
Haleon PLC ADR	37,988	347,590
Kenvue, Inc.	16,991	314,164
		749,411
Tobacco - 0.3%
Altria Group, Inc.	1,973	96,697
British American Tobacco PLC sponsored ADR	300	10,692
Philip Morris International, Inc.	310	35,700
		143,089
TOTAL CONSUMER STAPLES		2,569,728
ENERGY - 9.3%
Energy Equipment & Services - 0.1%
Tidewater, Inc. (b)	800	79,168
Oil, Gas & Consumable Fuels - 9.2%
Cameco Corp.	100	4,549
Exxon Mobil Corp.	28,457	3,374,716
Galp Energia SGPS SA	4,600	96,854
Imperial Oil Ltd.	8,904	637,884
Kosmos Energy Ltd. (b)	11,736	64,900
MEG Energy Corp.	6,600	136,766
Shell PLC ADR	9,800	717,556
		5,033,225
TOTAL ENERGY		5,112,393
FINANCIALS - 15.7%
Banks - 10.9%
Bank of America Corp.	34,929	1,407,988
HDFC Bank Ltd. sponsored ADR	200	12,002
JPMorgan Chase & Co. (c)	2,397	510,082
M&T Bank Corp.	1,527	262,904
PNC Financial Services Group, Inc.	3,080	557,788
U.S. Bancorp	8,317	373,267
Wells Fargo & Co.	48,758	2,893,300
		6,017,331
Capital Markets - 2.1%
3i Group PLC	500	20,115
Charles Schwab Corp.	502	32,725
CME Group, Inc.	51	9,879
KKR & Co., Inc.	3,143	388,003
Moody's Corp.	175	79,884
Morgan Stanley	1,355	139,850
MSCI, Inc.	30	16,223
Northern Trust Corp.	4,797	425,254
Raymond James Financial, Inc.	505	58,580
		1,170,513
Financial Services - 2.2%
Corpay, Inc. (b)	200	58,364
Fidelity National Information Services, Inc.	349	26,814
Global Payments, Inc.	415	42,181
MasterCard, Inc. Class A	398	184,557
PayPal Holdings, Inc. (b)	852	56,045
Visa, Inc. Class A	3,081	818,529
		1,186,490
Insurance - 0.5%
Arthur J. Gallagher & Co.	465	131,823
Chubb Ltd.	505	139,208
		271,031
TOTAL FINANCIALS		8,645,365
HEALTH CARE - 11.0%
Biotechnology - 0.5%
Alnylam Pharmaceuticals, Inc. (b)	399	94,747
Argenx SE ADR (b)	90	46,428
Merus BV (b)	600	31,824
Vaxcyte, Inc. (b)	1,471	116,047
		289,046
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	570	60,386
Becton, Dickinson & Co.	330	79,550
Boston Scientific Corp. (b)	9,731	718,926
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	1,592	44,863
Solventum Corp.	918	54,052
		957,777
Health Care Providers & Services - 5.0%
Cardinal Health, Inc.	2,334	235,337
Cigna Group	1,785	622,376
CVS Health Corp.	1,848	111,490
Guardant Health, Inc. (b)	1,042	36,605
Humana, Inc.	765	276,632
McKesson Corp.	834	514,595
UnitedHealth Group, Inc.	1,625	936,260
		2,733,295
Life Sciences Tools & Services - 0.5%
Danaher Corp.	814	225,543
Thermo Fisher Scientific, Inc.	35	21,467
		247,010
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	7,550	359,078
Eli Lilly & Co.	520	418,220
Galderma Group AG	700	55,099
GSK PLC sponsored ADR	8,775	340,207
Johnson & Johnson	1,561	246,404
UCB SA	2,450	410,056
		1,829,064
TOTAL HEALTH CARE		6,056,192
INDUSTRIALS - 16.4%
Aerospace & Defense - 10.1%
Airbus Group NV	1,372	207,620
Bombardier, Inc. Class B (sub. vtg.) (b)	1,900	128,231
Embraer SA sponsored ADR (b)	2,470	76,718
General Dynamics Corp.	561	167,576
General Electric Co. (c)	17,536	2,984,627
Huntington Ingalls Industries, Inc.	468	131,031
Loar Holdings, Inc.	200	12,500
Rolls-Royce Holdings PLC (b)	10,100	58,481
Spirit AeroSystems Holdings, Inc. Class A (b)	8,300	300,875
Textron, Inc.	406	37,717
The Boeing Co. (b)	7,664	1,460,758
		5,566,134
Air Freight & Logistics - 1.4%
FedEx Corp.	657	198,578
United Parcel Service, Inc. Class B	4,395	572,976
		771,554
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (b)	2,722	46,492
GFL Environmental, Inc.	1,400	54,321
Veralto Corp.	339	36,124
		136,937
Construction & Engineering - 0.0%
Centuri Holdings, Inc.	200	3,302
Electrical Equipment - 3.1%
Acuity Brands, Inc.	324	81,437
GE Vernova LLC	5,470	974,973
Hubbell, Inc.	360	142,434
Regal Rexnord Corp.	780	125,330
Vertiv Holdings Co.	4,835	380,515
		1,704,689
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings, Inc.	3,039	165,413
Machinery - 1.0%
Allison Transmission Holdings, Inc.	605	53,597
Chart Industries, Inc. (b)	440	70,875
Cummins, Inc.	216	63,029
Deere & Co.	289	107,502
Fortive Corp.	826	59,348
Nordson Corp.	35	8,762
Otis Worldwide Corp.	594	56,133
Stanley Black & Decker, Inc.	394	41,614
Westinghouse Air Brake Tech Co.	451	72,679
		533,539
Passenger Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	295	29,884
Professional Services - 0.1%
Equifax, Inc.	129	36,039
Trading Companies & Distributors - 0.1%
Watsco, Inc.	70	34,264
TOTAL INDUSTRIALS		8,981,755
INFORMATION TECHNOLOGY - 22.1%
IT Services - 0.3%
EPAM Systems, Inc. (b)	125	26,891
IBM Corp.	349	67,057
Twilio, Inc. Class A (b)	874	51,680
		145,628
Semiconductors & Semiconductor Equipment - 8.0%
Analog Devices, Inc.	367	84,916
Applied Materials, Inc.	684	145,145
BE Semiconductor Industries NV	400	51,580
Broadcom, Inc.	3,080	494,894
Lam Research Corp.	133	122,525
Marvell Technology, Inc.	5,432	363,835
NVIDIA Corp.	21,505	2,516,515
Qualcomm, Inc.	1,722	311,596
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,366	226,483
Teradyne, Inc.	700	91,812
		4,409,301
Software - 10.7%
Adobe, Inc. (b)	811	447,388
Autodesk, Inc. (b)	699	173,016
Dassault Systemes SA	800	30,327
DoubleVerify Holdings, Inc. (b)	496	10,476
Elastic NV (b)	919	100,787
Intuit, Inc.	201	130,117
Microsoft Corp.	8,967	3,751,343
Oracle Corp.	4,065	566,864
Sage Group PLC	4,700	65,617
Salesforce, Inc.	144	37,267
SAP SE sponsored ADR	2,479	524,556
Workday, Inc. Class A (b)	98	22,258
		5,860,016
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	7,063	1,568,551
Dell Technologies, Inc.	355	40,356
Samsung Electronics Co. Ltd.	1,847	113,129
		1,722,036
TOTAL INFORMATION TECHNOLOGY		12,136,981
MATERIALS - 1.9%
Chemicals - 0.2%
Air Products & Chemicals, Inc.	355	93,667
Sherwin-Williams Co.	56	19,645
		113,312
Metals & Mining - 1.7%
First Quantum Minerals Ltd.	40,172	491,730
Freeport-McMoRan, Inc.	6,037	274,140
Ivanhoe Mines Ltd. (b)	11,700	152,961
		918,831
TOTAL MATERIALS		1,032,143
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	780	171,912
Crown Castle, Inc.	2,086	229,627
Equinix, Inc.	13	10,273
Simon Property Group, Inc.	409	62,757
Terreno Realty Corp.	800	54,728
		529,297
UTILITIES - 1.1%
Electric Utilities - 1.1%
Duke Energy Corp.	200	21,854
Edison International	400	32,004
Entergy Corp.	279	32,356
Southern Co.	5,997	500,869
		587,083
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	320	25,350
TOTAL UTILITIES		612,433
TOTAL COMMON STOCKS (Cost $32,184,073)		52,630,407

Money Market Funds - 4.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $2,359,205)	2,358,733	2,359,205

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $34,543,278)	54,989,612
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(58,111)
NET ASSETS - 100.0%	54,931,501

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
General Electric Co.	Chicago Board Options Exchange	8	136,160	185.00	09/20/24	(2,076)
JPMorgan Chase & Co.	Chicago Board Options Exchange	1	21,280	220.00	09/20/24	(365)

TOTAL WRITTEN OPTIONS						(2,441)

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,251 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $157,440.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,266,355	2,975,678	2,882,828	34,854	-	-	2,359,205	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	287,977	287,977	29	-	-	-	0.0%
Total	2,266,355	3,263,655	3,170,805	34,883	-	-	2,359,205

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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